Salaries (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Salaries Explanatory [Abstract]
Disclosure of Detailed Information About Salaries Explanatory [Table Text Block]
	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS

Total salaries and incidentals	2,578	2,574	2,476

Less - salaries recognized in investments in property, plant and equipment and in intangible assets	571	579	539

	2,007	1,995	1,937